Note 14 - Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of prepayments and other assets [text block]

Note 14. Prepayments and other receivables

	December 31,
	2024	2023
	(USD in thousands)
VAT receivables	$216	$143
Prepayments	955	1,692
Receivables from collaboration partners	37	9
Other receivables	65	108
Total prepayments and other receivables	$1,273	$1,952